Financial risk management	12 Months Ended
Dec. 31, 2018
Disclosure Of Financial Instruments [Abstract]
Financial risk management
4.	Financial risk management

The Company is exposed to the following risks from the use of financial instruments:

-	Credit risk
-	Liquidity risk
-	Market risk

This note presents information about the Company’s exposure to each of the above risks, the objectives, policies and processes of measuring and risk management of the Company. In different sections of these consolidated financial statements, the Company has included additional in-depth disclosures.

At December 31, 2016, 2017 and 2018, financial instruments held by the Company are comprised of the following:

	December 31, 2016		December 31, 2017		December 31, 2018
Financial assets
Cash and cash equivalents	Ps.	5,188,138	Ps.	7,730,143	Ps.	6,151,457
Receivables		607,544		997,370		1,395,362
Derivative financial instruments		72,454		106,815		136,457
Financial liabilities at amortized cost
Long-term debt securities	Ps.	5,200,000	Ps.	9,000,000	Ps.	9,000,000
Current and long term bank loans		4,614,276		4,252,258		4,535,863
Accounts payable		891,611		1,037,155		1,028,737

Financial risk management objectives – The Board of Directors is responsible for developing and monitoring the Company’s risk management policies.

The Company’s risk management policies are established to identify and analyze potential risks, to set appropriate limits and controls, to monitor such risk on an ongoing basis. Policies and risk management systems are reviewed regularly to reflect changes in market conditions and the Company's activities. The Company, through its training and management standards and procedures, aims to develop an environment of disciplined and constructive control in which all employees understand their roles and obligations.

The Audit Committee of the Company supervises how management monitors compliance with policies, procedures and reviews risks that is appropriate to the risk management framework in relation to the risks faced by the Company. The Audit Committee is supported in its oversight role by the Company's Internal Audit Function. Internal Audit performs routine and special reviews of controls and risk management procedures, and reports its results directly to the Audit Committee.

Credit risk – Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Company and arises primarily for trade accounts receivable and the Company’s investments, including investment funds and derivative financial instruments.

Accounts receivable and others – The Company's exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the demographic characteristics of its customers, including the default risk of the industry and country in which its customers operate, as these factors could also affect credit risk, particularly considering the recent economic downturn. The main source of income for the Company is the Passenger Charge Fees (TUA) and leasing revenues from commercial areas in its airports. The TUA is charged to each departing passenger (except diplomat, infant or transit passenger), and is collected by the airlines and subsequently refunded to the airports. For the years ended December 31, 2016, 2017 and 2018 the revenues for TUA represented 51.9%, 54.6% and 54.9% of the total revenues, respectively. The leasing revenues from commercial areas are collected from other clients, which are not airline customers. The 26.3%, 27.9% and 28.9% of the Company’s revenues in 2016, 2017 and 2018 are derived from the TUA collected by three major client airlines, which collect the TUA and remit it to the airports. However, geographically there is no credit risk concentration because airports are located in different cities in Mexico and Jamaica, and therefore if one airport has an operating problem the other airports would not be affected. The 27.6%, 27.8% and 28.6% of aeronautical and non-aeronautical revenues earned during the periods ended December 31, 2016, 2017 and 2018 were generated by the Guadalajara airport. In addition, the 92.6%, 92.7% and 92.3% of aeronautical and non-aeronautical revenues earned during the periods ended December 31, 2016, 2017 and 2018, respectively, were generated by seven of the Company's airports (Guadalajara, Tijuana, San José del Cabo, Puerto Vallarta, Montego Bay, Guanajuato and Hermosillo).

The Company has a credit policy under which each new customer is analyzed individually for creditworthiness before offering the standard terms and conditions of payment and delivery of the services provided by the Company. The review of the Company includes external ratings, when they are available, and in some cases bank references. Every customer has established credit limits, which must be approved by the Company's management and are reviewed periodically.

The Company has entered into agreements with all its airline customers to collect the TUA in Mexico, by who receive the payment for the use of the airport services on behalf of the airports. According to these agreements, each customer airline could have a grace period of up to a maximum of 60 days to reimburse to the airport the TUA paid by passengers. If an airline customer needed a credit term of up to 60 days, it must provide a guarantee to the airport covering this period, bond or cash equivalent of 30 days more than the estimated consumption for the credit period requested by that airline. In the case of insolvency of any airline or a notice by the authorities on suspension of operations, the Company may recover the pending amounts regarding TUA up to the value of the guarantee. In order to mitigate credit risk with its customers, mainly TUA, airlines have granted cash guaranties, which are reported as deposits received, in the consolidated statements of financial position, in addition to the cash guaranties of other commercial customers. At December 31, 2016, 2017 and 2018, the Company has customer deposits received in guarantee of Ps. 936,828, Ps. 1,082,537 and Ps.1,130,740, respectively. These deposits are considered long-term based on the duration of the contracts signed with these airlines and the expectation that they will maintain long-term operations at the Company’s airports.

When reviewing credit risk, management groups the Company’s clients according to their credit characteristics that include whether the customer is an individual or a corporation, if they are airline customers, commercial customers, age and the existence of previous financial difficulties.

The Company systematically and periodically reviews the aging and collection of trade accounts receivable, and recognizes an expected credit loss when it has evidence that it is probable these accounts will not be recovered (Note 6).

Credit risk

For accounts receivable from commercial customers, the Company has applied the simplified approach in IFRS 9 to measure the provision for losses in the expected credit loss for life. The Company determines the expected credit losses in these items using a provision matrix, estimated based on the historical experience of credit losses based on the past due status of customers, adjusted as appropriate to reflect current conditions and estimates of future economic conditions. As a result, the credit risk profile of these assets is presented based on their matured status in terms of the provision matrix. Note 6 includes additional details on the provision for losses for these assets, respectively.

Following table presents information on the exposure to credit risk and expected credit losses for accounts receivable from customers as of December 31, 2018.

Balance of the trade account receivables as of December 31, 2018	Weighted average loss rate	Current balance of the Trade account		Amount of credit loss		Credit impaired

Current (not past due)	0.54%	Ps.	1,319,676	Ps.	7,126	No
1 to 30 days past due	4.48%		70,073		3,141	No
31 to 60 days past due	17.91%		25,934		4,645	No
61 to 90 days past due	31.0%		14,482		4,489	No
More than 90 days past due	15.1%		92		14	Yes
Legal	100.0%		13,780		13,780	Yes
		Ps.	1,444,037	Ps.	33,195

Loss rates are based on actual credit loss experience over the past three years. These rates are multiplied by scalar factors to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and the Company’s view of economic conditions over the expected lives of the receivables. The effects of the initial adoption of IFRS 9 are explained in Note 2.d.

–

Financial instruments held for trading purposes – The Company limits its exposure to credit risk by investing in government-backed securities. Management constantly monitors credit ratings to anticipate any counterparty defaults.

–

Liquid funds and derivative financial instruments – The credit risk on liquid funds and derivative financial instruments is limited because the counterparties are banks with high credit ratings assigned by recognized rating agencies.

Liquidity Risk – The risk of liquidity represents the possibility that the Company will have difficulty to fulfill its obligations related with its financial liabilities that will be paid in cash or another financial asset. The Company focuses its liquidity management to ensure, as much as possible, that it will have sufficient liquidity to comply with its obligations at their maturity date, both in normal and in extraordinary conditions, without incurring in unacceptable losses or risking the reputation of the Company.

The Company utilizes its budget, prepared at a cost center level, to allocate resources to render its services, which helps to monitor cash flow requirements and to optimize the performance of its investments. Generally, the Company ensures availability of sufficient cash flows to cover operating expenses for a period of 60 days, including payment of its financial debt; this excludes the possible impact of extreme circumstances that are not reasonably predictable, such as natural disasters.  The Company has external financing as described in Note 17 for compliance of its obligations under the MDP, whereas for other obligations it uses cash flows from operating activities and resources received at the maturity of its financial investments. As of December 31, 2016, the Company does not have any unused lines of credit. As of December 31, 2017 and 2018 the Company has credit lines for USD$40 million and USD$12 million, respectively.

Following is a table with a summary of the Company’s contractual maturities for its financial liabilities, including the interest to be paid, as of December 31, 2016, 2017 and 2018:

	December 31, 2016
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		3,700,000		—		3,700,000
Fixed rate loans			667		2,027		5,608		37,756		236,538		282,596
Variable rate bank loans			—		—		76,457		4,255,223		—		4,331,680
Fixed rate interest	9.85%		3,104		6,398		109,563		435,591		375,830		930,486
Variable rate interest	4.73%		16,626		38,363		162,507		531,713		—		749,209
Trade accounts payable	N/A		358,587		334,512		—		—		—		693,099
AMP	N/A		—		—		198,512		—		—		198,512
		Ps.	378,984	Ps.	381,300	Ps.	552,647	Ps.	8,960,283	Ps.	2,112,368	Ps.	12,385,582

	December 31, 2017
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps.	1,500,000
Long-term debt securities (variable rate)			—		—		—		7,500,000		—		7,500,000
Fixed rate loans			694		1,403		6,548		26,725		225,908		261,278
Variable rate bank loans			—		73,021		59,688		3,858,271		—		3,990,980
Fixed rate interest	9.85%		232		54,138		55,470		432,382		268,450		810,672
Variable rate interest	5.83%		54,308		124,786		520,229		1,656,383		—		2,355,706
Trade accounts payable	N/A		200,056		584,477		—		—		—		784,533
AMP	N/A		—		—		252,622		—		—		252,622
		Ps.	255,290	Ps.	837,825	Ps.	894,557	Ps.	13,473,761	Ps.	1,994,358	Ps.	17,455,791

	December 31, 2018
	Weighted average of effective interest rate	Less than 1 month		From 1 to 3 months		From 3 months to 1 year		From 1 year to 5 years		More than 5 years		Total
Long-term debt securities (fixed rate)		Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	1,500,000	Ps	1,500,000
Long-term debt securities (variable rate)			—		—		—		7,500,000		—		7,500,000
Fixed rate loans			—		—		—		—		225,307		225,307
Variable rate bank loans			—		—		—		4,200,331		110,225		4,310,556
Fixed rate interest	9.83%		2,664		56,198		79,990		555,088		391,014		1,084,954
Variable rate interest	6.91%		64,301		127,822		618,198		1,352,594		3,031		2,165,946
Trade accounts payable	N/A		189,894		540,467		—		—		—		730,361
AMP	N/A		—		—		298,376		—		—		298,376
		Ps.	256,859	Ps.	724,487	Ps.	996,564	Ps.	13,608,013	Ps.	2,229,577	Ps.	17,815,500

The interest payable from loans with variable interest rates was determined based on projected interest rates, plus the basis point adjustment corresponding to each bank loan.

The Company has bank loans, which include, among other obligations, restrictions that limit the destination of the resources, in addition to maintaining some financial ratios.

Market risk – Is the risk that changes in market prices, such as exchange rates, interest rates and prices of equity instruments, may affect the amount of the Company’s financial instruments. The Company’s market risk management objectives include controlling the risk exposures between acceptable parameters, while optimizing profits.

The Company in certain cases enters into derivatives instrument contracts to manage market risks. These transactions are in-line within the policies established by management. The Company also applies hedge accounting to minimize the volatility in profit or loss associated with certain financial instruments.

Foreign exchange risk – The Company is exposed to currency risk for its revenues and trade accounts receivable denominated in a currency other than the functional currency of the Company. The foreign currencies in which transactions are primarily denominated is the U.S. dollar (USD) (Note 31).

In Mexico, the tariffs to be charged to international passengers and international flights are published in the Official Journal (Diario Oficial de la Federación) in USD, however, in accordance with Mexican law these tariffs are billed and collected in Mexican pesos. A significant depreciation of the peso during the last two months in each year could lead to an increase in aeronautical revenues that could lead to exceed the maximum tariff per traffic unit allowed, which may be a breach of compliance with the Concession’s maximum rates of each airport. If a significant appreciation of the peso occurs, the Company may be required to provide discounts to avoid exceeding the maximum tariffs. On the other hand, a significant appreciation of the peso could lead to our rates substantially decreasing. The Company has no way to recover the lost revenue if it charges less than the maximum rate as a result of a significant appreciation of the peso.

In MBJ, the tariffs to be charged to domestic and international passengers in USD, which they are composed for a fixed amount for 12 months (from April to March), and then updated for inflation in the United States. In April 2015, the new tariffs approved by the Jamaican Civil Aviation Authority (JCAA) in November 2014 came into effect, where the increase in the rate for international passengers was USD$8.50 to USD$19.34 per person and domestic passengers tariffs remained of at USD$5.52 per person. Therefore, the Company’s revenues would not be exposed to a possible devaluation or appreciation of the Jamaican dollar against the US dollar.

While the Company can ensure that it does not exceed the maximum rates in Mexico as mentioned above, the depreciation of the Mexican peso can have a positive effect on commercial revenues and aeronautical revenues, while that appreciation of Mexican peso generally has a negative effect. The rates applied to international passengers, international flights and some of our commercial contracts are denominated in USD and are billed and collected in Mexican pesos translated at the average exchange rate of the previous month.  Therefore, the depreciation of the peso against the dollar results in the Company obtaining more USD than before the depreciation, while the appreciation of the peso against the USD results in the Company obtaining less Mexican pesos. As the Mexican peso appreciates against the USD, the Company obtains fewer pesos which could result in a decreased in profit, especially if the appreciation continues or exceeds historical levels. In addition, although most of our operating costs are denominated in pesos, we cannot predict whether our cost of services will increase as a consequence of the depreciation of the peso, or as a result of other factors.

In MBJA, expenses are comprised 60% in USD, with the rest payable in Jamaican dollars. An appreciation of the Jamaican dollar would therefore increase expenses in USD terms.

Following is a sensitivity analysis of the Company financial assets and liabilities denominated in USD, if the peso were to depreciate or appreciate by 10%, which is the amount management considers reasonably possible of occurring at year end:

	USD amounts at December 31, 2018		Peso amounts at exchange rate of Ps. 19.6829 at December 31, 2018		Peso amounts if exchange rate would depreciate 10%		Peso amounts if exchange rate would appreciate 10%
Thousands of U.S. dollars:
Financial assets:
Cash and cash equivalents	186,252	Ps.	3,665,979	Ps.	3,332,708	Ps.	4,032,577
Trade accounts receivable	10,963		215,793		196,176		237,373
	197,215		3,881,773		3,528,884		4,269,950
Financial liabilities:
Accounts payable	(30,274)		(595,889)		(541,717)		(655,478)
Bank loans	(230,447)		(4,535,862)		(4,123,511)		(4,989,449)
Net liability position	(63,506)	Ps.	(1,249,979)	Ps.	(1,136,344)	Ps.	(1,374,977)

Interest rate risk – The Company is exposed to fluctuation in interest rates on financial instruments, such as investments, loans and debt issuances. The Company monitors its interest rate risk and when bank loans are entered into with variable interest rates, it determines whether it should enter into derivative financial instruments, in order to reduce its exposure to the risk of volatility in interest rates type CAP and SWAPS. The negotiation with derivative financial instruments is only entered into with institutions of high repute and credit rating. The Company does not enter into operations for speculative purposes.

Fluctuations in interest rates impact primarily loans, changing either their fair value (fixed rate debt) or their future cash flows (variable rate debt). Management does not have a formal policy to determine how much exposure the Company should have to fixed or variable rates. However, when getting new loans, management uses its judgment to decide if it believes that a fixed or variable rate would be more favorable during the term of the loan.

The following sensitivity analysis has been determined based on the exposure to interest rates for both derivatives and non-derivative financial instruments at the end of the reporting period.  For loans with variable interest rates, an analysis is prepared assuming the amount of liability outstanding at the end of the reporting period under review has been the current liability for the year. The sensitivity analysis used assumes an increase or decrease of 100 basis points, which is the change management considers reasonably possible of occurring at year end.

The Company has financial debt denominated in pesos and U.S. dollars, which accrues interest at a variable rate based on TIIE 28-days, LIBOR 30-days in Mexico and LIBOR in MBJA, respectively. If the date of year end 2018, variable interest rates to which the Company is exposed had been 100 basis points (higher) or lower than the interest rate at year-end with the other variables remaining constant, the effect on net income and shareholders’ equity for the years ended December 31, 2016, 2017 and 2018 would be as follows:

	2016		2017		2018
Effect in case of interest rate increase in 100 basis points
Variable rate long term debt	Ps.	(64,031)	Ps.	(112,134)	Ps.	(121,747)
Effect in case of interest rate decrease in 100 basis points
Variable rate long term debt	Ps.	64,031	Ps.	112,134	Ps.	121,747

In 2016, the Company contracted hedges of derivative financial instrument interest rate caps (CAPs), whereby it agreed to exchange the difference between the amounts of the variable interest rate calculated over the principal amounts of the hedged items associated with its variable rate debt instruments. These contracts allow the Company to hedge the cash flow exposures on debt contracted at variable interest rates. The fair value at the end of the period of the interest rate CAP is determine at fair value.

On May 2, 2017, the Company contracted HSBC México, S.A. (HSBC) for a derivative financial transaction by exchange of interest rates (SWAPS) in order to hedge the risk of increasing the TIIE rate the tranche of the GAP 17 debt securities for a value of Ps. 1.5 billion that accrues interest at a rate of 7.21% at the end of the debt securities.

Capital Management – The policy of the Board of Directors of the Company is to maintain a strong capital position to provide confidence to its investors, creditors, and the market and to sustain future development of the business. The Board of Directors monitors the return on equity, which the Company defines as result from net profit divided by total stockholders' equity.

The Board of Directors seeks to maintain the optimal balance for the ratio between total liabilities and stockholders' equity, which may result from increased levels of bank loans up to the financial structure that it deems optimal, therefore, management seeks authorization from the Board of Directors for any additional debt issuances or for the prepayment of debt. While total liabilities grow in relation to equity and net profit continues to increase, the Company will generate higher returns on capital. The Company has no obligation to maintain a ratio of equity to total liabilities in particular.

Following is the ratio of shareholders’ equity to total liabilities of the Company at the end of the reporting period:

	2016		2017		2018
Stockholders’ equity –controlling interest	Ps.	21,333,015	Ps.	21,028,215	Ps.	20,708,985
Total liabilities		13,646,893		17,440,763		17,778,352
Ratio of total stockholders’ equity to liabilities		1.6		1.2		1.2

The Company may elect to repurchase its own shares in the stock market, under the following terms and conditions:

–	The acquisition has to be approved previously at a Shareholders Meeting and be at market price (except in the case of public offerings or auctions authorized by the stock market).
–

If the acquisition is made against the Company´s shareholders equity and reflects the acquisition within the repurchased shares account. If the Company decides to cancel the shares it reduces common stock accordingly.

–

Announcing the amount of common stock issued and paid when determining the authorized stock for repurchase. The Ordinary Stockholders Meeting shall expressly agree, for each year, the maximum amount of funds that may be used for the repurchase of the Company’s shares, with the only limitation that the sum of the resources that can be used for this purpose, in no event shall exceed the total balance of retained earnings of the Company.

Repurchased shares are not subject to vote at the Company’s Stockholders Meeting, do not provide rights or economic benefits and are also not considered when determining a quorum to vote.

During the year, there was no change in the Company’s capital management policy.  The Company is not subject to externally equity requirements, except for those corresponding to the minimum common stock required by Mexican Companies Law (Ley General de Sociedades Mercantiles).

Fair value of the financial instruments – Except for loans and debt securities, management believes the carrying amounts of financial assets and financial liabilities, recognized at amortized cost in the financial statements, approximate their fair value due to their short-term maturities.

As of December 31, 2016, 2017 and 2018, the fair value of financial liabilities recognized at amortized cost was Ps. 9,841,498, Ps. 13,269,232 and Ps. 13,712,401 respectively, while their book value is Ps. 9,789,511, Ps. 13,339,426 and Ps. 13,620,087, respectively. The fair value of loans is determined in accordance with generally accepted pricing models based on discounted cash flow analysis determined in accordance by Level 1 of fair value.

The fair value of financial assets and liabilities is determined as follows:

–	Quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1);
–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices) (Level 2); and
–	Inputs for the asset or liability that are not based on observable market data (unobservable inputs) (Level 3)

Financial instruments recognized at fair value, are categorized according to the fair value hierarchy into levels 1 to 3 based on the degree to which their fair value is objectively observable, are:

–	Financial instruments classified as fair value – Are classified within Level 1 of the fair value hierarchy.
–	Derivative financial instruments – Are classified within Level 2 of the fair value hierarchy.